Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Reconciliation of Unconsolidated Segment Results to Consolidated Statement of Operations

Unconsolidated segment results are reconciled to consolidated statement of operations amounts in the tables below:

		Year ended December 31, 2014
	Individual			Legacy
	annuities	Life	Questar	products	Eliminations	Consolidated
Revenue:
Net premiums and policy fees	$1,148,803	117,950	—	141,344	—	1,408,097
Interest and similar income, net	3,799,849	90,088	(17)	67,378	—	3,957,298
Change in fair value of assets and liabilities	1,805,611	41,292	—	(4,914)	—	1,841,989
Realized investment gains, net	74,926	1,579	1	1,256	—	77,762
Fee, commission, and other revenue	246,021	474	102,234	6,217	(43,126)	311,820

Total revenue (loss)	7,075,210	251,383	102,218	211,281	(43,126)	7,596,966

Benefits and expenses:
Net benefits and expenses	5,582,740	147,348	—	145,737	—	5,875,825
General and administrative and commission	1,964,597	162,973	111,967	17,628	(43,126)	2,214,039
Change in deferred acquisition costs, net	(615,902)	(72,109)	—	14,925	—	(673,086)

Total benefits and expenses	6,931,435	238,212	111,967	178,290	(43,126)	7,416,778

Pretax income (loss)	$143,775	13,171	(9,749)	32,991	—	180,188

		Year ended December 31, 2013
	Individual			Legacy
	annuities	Life	Questar	products	Eliminations	Consolidated
Revenue:
Net premiums and policy fees	$1,050,072	104,715	—	133,586	—	1,288,373
Interest and similar income, net	3,464,951	71,125	(16)	56,057	—	3,592,117
Change in fair value of assets and liabilities	843,121	77,920	—	224	—	921,265
Realized investment gains, net	172,940	2,227	8	13,122	—	188,297
Fee, commission, and other revenue	239,692	583	93,485	6,207	(33,188)	306,779

Total revenue (loss)	5,770,776	256,570	93,477	209,196	(33,188)	6,296,831

Benefits and expenses:
Net benefits and expenses	3,378,366	180,923	—	144,730	—	3,704,019
General and administrative and commission	1,408,107	136,417	110,633	19,666	(33,188)	1,641,635
Change in deferred acquisition costs, net	264,068	(71,632)	—	14,263	—	206,699

Total benefits and expenses	5,050,541	245,708	110,633	178,659	(33,188)	5,552,353

Pretax income (loss)	$720,235	10,862	(17,156)	30,537	—	744,478

		Year ended December 31, 2012
	Individual			Legacy
	annuities	Life	Questar	products	Eliminations	Consolidated
Revenue:
Net premiums and policy fees	$821,192	93,795	—	134,170	—	1,049,157
Interest and similar income, net	3,514,953	67,509	(20)	49,964	—	3,632,406
Change in fair value of assets and liabilities	(169,234)	12,125	—	(170)	—	(157,279)
Realized investment gains, net	225,246	1,387	—	1,068	—	227,701
Fee, commission, and other revenue	189,120	295	72,917	7,594	(29,220)	240,706

Total revenue (loss)	4,581,277	175,111	72,897	192,626	(29,220)	4,992,691

Benefits and expenses:
Net benefits and expenses	2,656,502	92,872	—	140,829	—	2,890,203
General and administrative and commission	1,300,668	118,602	90,580	24,849	(29,220)	1,505,479
Change in deferred acquisition costs, net	729,277	(58,368)	—	13,441	—	684,350

Total benefits and expenses	4,686,447	153,106	90,580	179,119	(29,220)	5,080,032

Pretax (loss) income	$(105,170)	22,005	(17,683)	13,507	—	(87,341)